SHARE-BASED COMPENSATION - Options outstanding (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Weighted- average exercise price
Stock-based compensation expense		$ 479,726	$ 208,330
Stock options
Options
Outstanding at the beginning	466,075	466,075	466,075	466,075	449,859
Granted					82,065
Forfeited					(65,849)
Outstanding at the end	466,075			466,075	466,075
Options vested and exercisable at the end	222,516				218,953
Options outstanding and expected to vest at the end	243,559				247,122
Options outstanding	243,559
Weighted- average exercise price
Outstanding at the beginning (in dollars per share)	$ 6.19	$ 6.19	$ 6.19	$ 6.19	$ 6.44
Granted (in dollars per share)					4.90
Forfeited (in dollars per share)					6.24
Outstanding at the end (in dollars per share)	6.19	$ 6.19		$ 6.19	6.19
Options vested and exercisable at the end (in dollars per share)	6.19				6.19
Options outstanding and expected to vest at the end (in dollars per share)	6.19				$ 6.19
Options outstanding (in dollars per share)	$ 6.19
Stock-based compensation expense	$ 12,733				$ 339,156